Loans and Borrowings - Summary of Terms and Conditions of Outstanding Loans (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Carrying amount	₺ 21,586,422	₺ 20,305,727
EUR | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	2.20%	2.20%
Carrying amount	₺ 5,660,654	₺ 5,638,726
USD | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	3.20%	4.40%
Carrying amount	₺ 2,644,049	₺ 4,478,457
Unsecured bank loans [member] | EUR | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR	EUR
Interest rate type	Floating	Floating
Nominal interest rate basis	Euribor+2.0%-Euribor+2.2%	Euribor+1.3%-Euribor+2.2%
Carrying amount	₺ 5,624,277	₺ 5,638,726
Unsecured bank loans [member] | EUR | Floating interest rate [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to variable interest rate	2.00%	1.30%
Payment period	2021	2020
Unsecured bank loans [member] | EUR | Floating interest rate [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to variable interest rate	2.20%	2.20%
Payment period	2026	2026
Unsecured bank loans [member] | EUR | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Interest rate type	Fixed
Carrying amount	₺ 428,565
Unsecured bank loans [member] | EUR | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	1.50%
Payment period	2021
Unsecured bank loans [member] | EUR | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	1.80%
Payment period	2022
Unsecured bank loans [member] | USD | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD	USD
Interest rate type	Floating	Floating
Nominal interest rate basis	Libor+2.1%-Libor+2.4%	Libor+1.5%-Libor+2.2%
Carrying amount	₺ 2,384,622	₺ 4,478,457
Unsecured bank loans [member] | USD | Floating interest rate [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to variable interest rate	2.10%	1.50%
Payment period	2021	2020
Unsecured bank loans [member] | USD | Floating interest rate [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to variable interest rate	2.40%	2.20%
Payment period	2028	2028
Unsecured bank loans [member] | USD | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD
Interest rate type	Fixed
Nominal interest rate	3.80%
Payment period	2030
Carrying amount	₺ 501,036
Unsecured bank loans [member] | TL | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	TL	TL
Interest rate type	Fixed	Fixed
Payment period	2021	2020
Carrying amount	₺ 1,627,198	₺ 1,442,818
Unsecured bank loans [member] | TL | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	6.50%	9.50%
Unsecured bank loans [member] | TL | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	16.90%	11.50%
Unsecured bank loans [member] | UAH | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	UAH	UAH
Interest rate type	Fixed	Fixed
Payment period		2020
Carrying amount	₺ 980,207	₺ 1,043,883
Unsecured bank loans [member] | UAH | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	6.00%	11.50%
Payment period	2021
Unsecured bank loans [member] | UAH | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	10.90%	18.00%
Payment period	2023
Unsecured bank loans [member] | RMB/CNY | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	RMB	RMB
Interest rate type	Fixed	Fixed
Nominal interest rate		5.50%
Carrying amount	₺ 283,273	₺ 200,583
Unsecured bank loans [member] | RMB/CNY | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	5.20%
Payment period	2021	2020
Unsecured bank loans [member] | RMB/CNY | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	5.50%
Payment period	2026	2026
Secured bank loans [member] | EUR | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Interest rate type	Floating
Nominal interest rate basis	Euribor+1.3%
Borrowings, adjustment to variable interest rate	1.30%
Payment period	2021
Carrying amount	₺ 36,377
Secured bank loans [member] | USD | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD
Interest rate type	Floating
Nominal interest rate basis	Libor+1.7%
Borrowings, adjustment to variable interest rate	1.70%
Payment period	2023
Carrying amount	₺ 259,427
Secured bank loans [member] | BYN | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency		BYN
Interest rate type		Fixed
Nominal interest rate		11.50%
Payment period		2020
Carrying amount		₺ 2,415
Debt securities issued [member] | USD | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD	USD
Interest rate type	Fixed	Fixed
Nominal interest rate	5.80%	5.80%
Carrying amount	₺ 7,311,688	₺ 5,810,989
Debt securities issued [member] | USD | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Payment period	2021	2020
Debt securities issued [member] | USD | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Payment period	2028	2028
Debt securities issued [member] | TL | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	TL	TL
Interest rate type	Fixed	Fixed
Nominal interest rate	15.00%	14.00%
Payment period	2021	2020
Carrying amount	₺ 50,866	₺ 154,801
Lease liabilities [member] | EUR | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR	EUR
Interest rate type	Fixed	Fixed
Carrying amount	₺ 185,557	₺ 162,786
Lease liabilities [member] | EUR | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	1.00%	1.00%
Payment period	2021	2020
Lease liabilities [member] | EUR | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	10.00%	7.90%
Payment period	2034	2031
Lease liabilities [member] | USD | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD	USD
Interest rate type	Fixed	Fixed
Carrying amount	₺ 56,485	₺ 18,564
Lease liabilities [member] | USD | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	3.90%	3.90%
Payment period	2021	2020
Lease liabilities [member] | USD | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	10.90%	10.80%
Payment period	2028	2027
Lease liabilities [member] | TL | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	TL	TL
Interest rate type	Fixed	Fixed
Carrying amount	₺ 1,201,988	₺ 735,211
Lease liabilities [member] | TL | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	9.80%	12.80%
Payment period	2021	2020
Lease liabilities [member] | TL | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	45.00%	45.00%
Payment period	2048	2048
Lease liabilities [member] | UAH | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	UAH	UAH
Interest rate type	Fixed	Fixed
Carrying amount	₺ 555,597	₺ 521,496
Lease liabilities [member] | UAH | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	8.10%	16.60%
Payment period	2021	2020
Lease liabilities [member] | UAH | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	24.00%	24.00%
Payment period	2069	2067
Lease liabilities [member] | BYN | Fixed rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Currency	BYN	BYN
Interest rate type	Fixed	Fixed
Carrying amount	₺ 99,259	₺ 94,998
Lease liabilities [member] | BYN | Fixed rate instruments [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	11.50%	11.70%
Payment period	2021	2020
Lease liabilities [member] | BYN | Fixed rate instruments [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	15.00%	15.00%
Payment period	2028	2028